Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Parenthetical) (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	USD ($)	ARS ($)
U.S. Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 1,795,187
Minimum balance kept as government securities	364
Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	15
Checking Accounts at Argentine Central Bank [member] | U.S. Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	1,783,087	$ 67,415,488
Checking Accounts at Argentine Central Bank [member] | Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	15	580
Special Guarantees Accounts at Argentine Central Bank[member] | U.S. Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	12,100	457,480
Government Securities and Debt Instruments Issued by Argentine Central Bank [member] | U.S. Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum balance kept as government securities	$ 364	$ 13,876